SCHEDULE OF WARRANTS AND INVESTMENT OPTIONS (Details) - Investment Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant shares outstanding at beginning	70,000	1,070,000
Weighted average exercise price, Outstanding beginning	$ 10.00	$ 7.93
Intrinsic value, outstanding beginning
Investment options outstanding, Issued			1,070,000
Weighted average exercise price, Issued	$ 10.00		$ 7.93
Weighted average remaining life, Outstanding	2 years 10 months 24 days	4 years 1 month 6 days	5 years 1 month 6 days
Investment options outstanding, Exercised		(1,000,000)
Weighted average exercise price, Exercised		$ 1.37
Warrant shares outstanding at end	70,000	70,000	1,070,000
Weighted average exercise price, Outstanding end		$ 10.00	$ 7.93
Intrinsic value, outstanding ending
Warrant shares outstanding, exercisable	70,000	70,000
Weighted average remaining life, Exercisable	2 years 10 months 24 days	4 years 1 month 6 days
Intrinsic value, Exercisable